Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
Transamerica Morgan Stanley Global Allocation VP (the “portfolio”)
* * *
Effective immediately, the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information, as applicable, concerning the portfolio.
* * *
The first sentence of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus, and the first sentence in the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio are deleted in their entirety and replaced with the following:
Under normal circumstances, the portfolio’s sub‑adviser, Morgan Stanley Investment Management Inc., and the portfolio’s sub‑sub‑adviser, Morgan Stanley Investment Management Limited (collectively, the “sub‑adviser”), seek to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non‑U.S. issuers.
* * *
Investors Should Retain this Supplement for Future Reference
October 9, 2025

Transamerica Morgan Stanley Global Allocation VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
Transamerica Morgan Stanley Global Allocation VP (the “portfolio”)
* * *
Effective immediately, the following information supplements and supersedes any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information, as applicable, concerning the portfolio.
* * *
The first sentence of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus, and the first sentence in the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus relating to the portfolio are deleted in their entirety and replaced with the following:
Under normal circumstances, the portfolio’s sub‑adviser, Morgan Stanley Investment Management Inc., and the portfolio’s sub‑sub‑adviser, Morgan Stanley Investment Management Limited (collectively, the “sub‑adviser”), seek to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non‑U.S. issuers.
* * *
Investors Should Retain this Supplement for Future Reference
October 9, 2025